SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Disclosure of operating segments

	December 31, 2022			December 31, 2021
	Total non- current assets	Total assets	Total liabilities	Total non- current assets	Total assets	Total liabilities
Gold mines
Burkina Faso	$798.0	$1,183.0	$287.7	$860.0	$1,153.4	$275.4
Canada	316.8	348.7	226.4	339.8	368.7	260.7
Total gold mines	1,114.8	1,531.7	514.1	1,199.8	1,522.1	536.1
Côté Gold project	1,696.9	1,821.6	209.5	1,022.8	1,118.1	109.0
Exploration and evaluation and development	18.8	22.0	1.8	19.8	45.0	5.8
Corporate	73.3	264.2	1,216.6	98.4	453.1	684.3
Assets held for sale[1]	—	785.6	276.3	679.7	833.3	319.3
Total	$2,903.8	$4,425.1	$2,218.3	$3,020.5	$3,971.6	$1,654.5
1.Includes assets and liabilities held for sale relating to the Rosebel mine and the Bambouk assets (note 5).

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1.The Côté Gold project is considered a separate operating segment following the decision to proceed with construction in July 2020 as the financial information for the project is reviewed regularly by the Company’s CODM to assess the performance of the project and to make resource allocation decisions. The segment includes the financial information of the Côté unincorporated joint venture as well as other financial information for the Côté Gold project outside of the Côté UJV.
Year ended December 31, 2022

	Consolidated statements of earnings (loss) information								Capital expenditures[4]
	Revenues	Cost of sales[1]	Depreciation expense[2]	General and administrative[3]	Exploration	Impairment	Other	Earnings (loss) from operations
Gold mines
Burkina Faso	$883.3	$431.2	$220.2	$—	$0.2	$11.5	$0.7	$219.5	$162.6
Canada	120.6	139.2	19.9	—	—	—	2.9	(41.4)	35.1
Total gold mines	1,003.9	570.4	240.1	—	0.2	11.5	3.6	178.1	197.7
Côté Gold project	—	—	—	1.3	3.0	—	—	(4.3)	531.7
Exploration and evaluation and development	—	—	—	0.2	25.2	—	3.3	(28.7)	13.9
Corporate[5]	(45.1)	—	0.4	50.5	—	5.6	2.2	(103.8)	1.3
Total continuing operations	$958.8	$570.4	$240.5	$52.0	$28.4	$17.1	$9.1	$41.3	$744.6
Discontinued operations[6]	405.2	286.8	43.9	3.5	1.2	110.1	2.5	(42.8)	130.8
Total	$1,364.0	$857.2	$284.4	$55.5	$29.6	$127.2	$11.6	$(1.5)	$875.4
1.Excludes depreciation expense.
2.Depreciation expense excludes depreciation related to corporate office assets, which is included in general and administrative expenses.
3.Includes depreciation expense relating to corporate and exploration and evaluation assets.
4.Includes cash expenditures for property, plant and equipment and exploration and evaluation assets.
5.Includes impact on revenues of delivering ounces into 2019 Prepay Arrangement and earnings from royalty interests.
6.Discontinued operations relating to the Rosebel mine and Saramacca pit in Suriname (note 5).

Year ended December 31, 2021

	Consolidated statements of earnings (loss) information								Capital expenditures[4]
	Revenues	Cost of sales[1]	Depreciation expense[2]	General and administrative[3]	Exploration	Impairment	Other	Earnings (loss) from operations
Gold mines
Burkina Faso	$813.9	$472.1	$251.6	$—	$1.2	$—	$5.6	$83.4	$135.6
Canada[5]	61.6	77.0	11.3	—	—	—	67.2	(93.9)	14.3
Total gold mines	875.5	549.1	262.9	—	1.2	—	72.8	(10.5)	149.9
Côté Gold project	—	—	—	0.9	2.9	—	—	(3.8)	343.0
Exploration and evaluation and development	—	—	—	0.3	31.0	—	0.4	(31.7)	33.6
Corporate[6]	—	—	1.3	37.6	—	15.0	4.7	(58.6)	0.6
Total continuing operations	$875.5	$549.1	$264.2	$38.8	$35.1	$15.0	$77.9	$(104.6)	$527.1
Discontinued operations[7]	276.2	260.1	75.6	3.2	3.0	190.1	14.1	(269.9)	98.6
Total	$1,151.7	$809.2	$339.8	$42.0	$38.1	$205.1	$92.0	$(374.5)	$625.7
1.Excludes depreciation expense.
2.Depreciation expense excludes depreciation related to corporate office assets, which is included in general and administrative expenses.
3.Includes depreciation expense relating to corporate and exploration and evaluation assets.
4.Includes cash expenditures for property, plant and equipment, exploration and evaluation assets.
5.Changes in asset retirement obligation for Doyon closed site included in other expenses.
6.Includes earnings from royalty interests.
7.Discontinued operations relating to the Rosebel mine and Saramacca pit in Suriname (note 5).